Guggenheim Municipal Income Fund Expense Example - Class R6 Shares [Member] - Guggenheim Municipal Income Fund - Class R6	Sep. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 54
Expense Example, with Redemption, 3 Years	327
Expense Example, with Redemption, 5 Years	621
Expense Example, with Redemption, 10 Years	$ 1,458